FAIR VALUE MEASUREMENTS - Part 1 (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net	$ 0	$ 0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	(782,000)	(2,423,000)	3,117,000
Commodity contracts
Cash collateral held	0	0
Cash collateral posted	0
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings	959,000	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Gain (Loss) Included in Other Comprehensive Income (Loss)	682,000	(5,540,000)
Fair Value, Measurements, Recurring [Member]
Commodity contracts
Financial contracts	4,723,000	15,127,000
Financial Instruments, Owned, Physical Commodities, at Fair Value	1,077,000
Interest Rate Derivative Assets, at Fair Value	54,503,000	10,923,000
Total derivatives	60,303,000	26,050,000
Trading securities		5,978,000
Available-for-sale investment securities	1,569,000	2,027,000
Total assets	61,872,000	34,055,000
Commodity contracts
Financial contracts	(3,361,000)	0
Physical contracts	(2,517,000)
Total liabilities	(5,878,000)	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Commodity contracts
Financial contracts	0	0
Financial Instruments, Owned, Physical Commodities, at Fair Value	0
Interest Rate Derivative Assets, at Fair Value	0	0
Total derivatives	0	0
Trading securities		5,978,000
Available-for-sale investment securities	1,569,000	2,027,000
Total assets	1,569,000	8,005,000
Commodity contracts
Financial contracts	0	0
Physical contracts	0
Total liabilities	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Commodity contracts
Financial contracts	3,657,000	17,581,000
Financial Instruments, Owned, Physical Commodities, at Fair Value	0
Interest Rate Derivative Assets, at Fair Value	54,503,000	10,923,000
Total derivatives	58,160,000	28,504,000
Trading securities		0
Available-for-sale investment securities	0	0
Total assets	58,160,000	28,504,000
Commodity contracts
Financial contracts	(2,953,000)	(31,000)
Physical contracts	0
Total liabilities	(2,953,000)	(31,000)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Commodity contracts
Financial contracts	2,812,000	1,000
Financial Instruments, Owned, Physical Commodities, at Fair Value	2,023,000
Interest Rate Derivative Assets, at Fair Value	0	0
Total derivatives	4,835,000	1,000
Trading securities		0
Available-for-sale investment securities	0	0
Total assets	4,835,000	1,000
Commodity contracts
Financial contracts	(2,154,000)	(2,424,000)
Physical contracts	(3,463,000)
Total liabilities	(5,617,000)	(2,424,000)
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Commodity contracts
Financial contracts	6,469,000	17,582,000
Financial Instruments, Owned, Physical Commodities, at Fair Value	2,023,000
Interest Rate Derivative Assets, at Fair Value	54,503,000	10,923,000
Total derivatives	62,995,000	28,505,000
Trading securities		5,978,000
Available-for-sale investment securities	1,569,000	2,027,000
Total assets	64,564,000	36,510,000
Commodity contracts
Financial contracts	(5,107,000)	(2,455,000)
Physical contracts	(3,463,000)
Total liabilities	(8,570,000)	(2,455,000)
Fair Value, Measurements, Recurring [Member] | Netting [Member]
Commodity contracts
Financial contracts	(1,746,000)	(2,455,000)
Financial Instruments, Owned, Physical Commodities, at Fair Value	(946,000)
Interest Rate Derivative Assets, at Fair Value	0	0
Total derivatives	(2,692,000)	(2,455,000)
Trading securities		0
Available-for-sale investment securities	0	0
Total assets	(2,692,000)	(2,455,000)
Commodity contracts
Financial contracts	1,746,000	2,455,000
Physical contracts	946,000
Total liabilities	$ 2,692,000	$ 2,455,000